Related Party Transactions - Prophase Loans (Details) - USD ($)		3 Months Ended		9 Months Ended
	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	May 14, 2025	May 13, 2025	May 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 06, 2024	Feb. 26, 2024
Related Parties Related Party Debt
Amount borrowed		$ 1,442,500		$ 1,442,500							$ 19,973,000
Conversion of related party short-term debt into common stock				14,797,901
Accrued interest, related parties		184,869		184,869							955,119
Related party
Related Parties Related Party Debt
Amount borrowed		1,442,500		1,442,500							19,973,000
Related party | Prophase Loan
Related Parties Related Party Debt
Interest expense relating to loan		11,385	$ 24,179	65,687	$ 41,842
Related party | Prophase Loan | Prophase
Related Parties Related Party Debt
Amount borrowed		742,500		742,500							1,623,000
Accrued interest, related parties		67,898		67,898							66,728
Related party | Prophase February 2024 Loan
Related Parties Related Party Debt
Amount borrowed		31,500		31,500							200,000													$ 200,000
Interest rate																								6.00%
Conversion of related party short-term debt into common stock	$ 168,500
Related party | Prophase March 2024 Loan
Related Parties Related Party Debt
Amount borrowed		250,000		250,000							250,000												$ 250,000
Interest rate																							6.00%
Related party | Prophase April 2024 Loan
Related Parties Related Party Debt
Amount borrowed											250,000											$ 250,000
Interest rate																						6.00%
Conversion of related party short-term debt into common stock	250,000
Related party | Prophase May 2024 Loans
Related Parties Related Party Debt
Amount borrowed		240,000		240,000							790,000								$ 520,000	$ 270,000	$ 790,000
Interest rate																					6.00%
Conversion of related party short-term debt into common stock	550,000
Related party | Prophase July 2024 Loans
Related Parties Related Party Debt
Amount borrowed		83,000		83,000							83,000			$ 50,000	$ 3,000	$ 30,000		$ 83,000
Interest rate																		6.00%
Related party | Prophase August 2024 Loans
Related Parties Related Party Debt
Amount borrowed		$ 50,000		$ 50,000							$ 50,000	$ 20,000	$ 30,000				$ 50,000
Interest rate																	6.00%
Related party | Prophase February 2025 Loan
Related Parties Related Party Debt
Amount borrowed										$ 206,000
Interest rate										6.00%
Conversion of related party short-term debt into common stock	125,000
Related party | Prophase March 2025 Loans
Related Parties Related Party Debt
Amount borrowed									$ 207,000
Interest rate									6.00%
Conversion of related party short-term debt into common stock	200,000
Related party | Prophase April 2025 Loans
Related Parties Related Party Debt
Amount borrowed	$ 3,627,000					$ 1,506,880	$ 1,920,120	$ 200,000
Interest rate	6.00%
Conversion of related party short-term debt into common stock	$ 3,627,000